Financial Instruments (Detail Textuals 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Increase in Loss from continuing operations if U.S. dollar currency weakened 10% against functional currencies	$ 1,377
Decrease in Loss from continuing operations if U.S. dollar currency strengthened 10% against functional currencies	(1,377)
Decrease in Loss from continuing operations if Euro weakened 10% against functional currencies	(6,559)
Increase in Loss from continuing operations if Euro strengthened 10% against functional currencies	6,559
Decrease in Loss from continuing operations if Canadian dollar weakened 10% against functional currencies	(6,943)
Increase in Loss from continuing operations if Canadian dollar strengthened 10% against functional currencies	$ 6,943